INVESTMENTS (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 09, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Short-term Investments [Abstract]
Short-term deposits, carrying amount		$ 7,374	$ 30,324	$ 7,374
Medium term notes, carrying amount		6,712	0	6,712
Allowance for credit loss held to maturity, current		0		0	$ 0
Available-for-sale investment		28,234	72,000	28,234
Allowance for credit loss available for sale investment, current		0		0	0
Net unrealized fair value gain (loss), current		4		4	0
Long-term Investments [Abstract]
Long-term time deposits		0	216	0
Sovereign bonds		64,455	0	64,455
Allowance for credit loss held to maturity, non-current		0		0	0
Long-term available-for-sale investments		42,582	56,418	42,582
Allowance for credit loss available for sale investment, non-current		13,429		13,429	0
Net unrealized fair value gain (loss), non-current		5,282		5,282	16,580
Equity Securities [Abstract]
Equity security		19,038	21,665	19,038
Impairment loss on equity security		6,845			0
Movement of Equity Investments [Roll Forward]
Beginning balance	$ 93,063		30,879	35,498	26,309
Additions			5,365	10,932	8,422
Retained interest in a former subsidiary				49,782
Share of results			(681)	(660)	(2,558)
Share of other comprehensive income (loss)			175	313	(490)
Distribution from investment			(172)	(791)	(281)
Disposal					(523)
Impairment			(68)	(2,011)
Ending balance		93,063	35,498	93,063	$ 30,879
Subsequent Event [Member]
Long-term Investments [Abstract]
Write off of long term available-for-sale investments	$ 37,571
Fair Value, Inputs, Level 1 [Member]
Short-term Investments [Abstract]
Medium-term notes, fair value		6,712	0	6,712
Long-term Investments [Abstract]
Sovereign bonds, fair value		$ 64,313	$ 0	$ 64,313